Employee Benefit Plans - Balances of the Plan Assets, by Fair Value Hierarchy Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	$ 173,840	$ 165,320	$ 210,204
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	4,565	3,384
U.S. Government and Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	20,052	3,882
Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	7,440
Municipal Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	1,551
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	8,030
General [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	34,083	49,107
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	23,868	28,765
Equity Mutual Funds Global Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value		1,953
Equity Mutual Funds Domestic Equity Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	29,894	35,738
Equity Mutual Funds Domestic Equity Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	13,256	15,750
Equity Mutual Funds Alternative Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	15,376	8,277
Equity Mutual Funds International Emerging Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	3,990	4,925
Equity Mutual Funds International Equity Developed [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	11,735	13,539
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	173,840	165,320
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	4,565	3,384
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Government and Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	20,052	3,882
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	7,440
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	1,551
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	8,030
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | General [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	34,083	49,107
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	23,868	28,765
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds Global Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value		1,953
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds Domestic Equity Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	29,894	35,738
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds Domestic Equity Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	13,256	15,750
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds Alternative Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	15,376	8,277
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds International Emerging Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	3,990	4,925
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Mutual Funds International Equity Developed [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	11,735	13,539
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | U.S. Government and Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0
Significant Other Observable Inputs (Level 2) [Member] | Municipal Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0
Significant Other Observable Inputs (Level 2) [Member] | General [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Mutual Funds Global Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value		0
Significant Other Observable Inputs (Level 2) [Member] | Equity Mutual Funds Domestic Equity Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Mutual Funds Domestic Equity Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Mutual Funds International Emerging Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Mutual Funds International Equity Developed [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | U.S. Government and Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Municipal Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0
Significant Unobservable Inputs (Level 3) [Member] | General [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Mutual Funds Global Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value		0
Significant Unobservable Inputs (Level 3) [Member] | Equity Mutual Funds Domestic Equity Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Mutual Funds Domestic Equity Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Mutual Funds International Emerging Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Mutual Funds International Equity Developed [Member]
Defined Benefit Plan Disclosure [Line Items]
Asset at fair value	$ 0	$ 0